Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Measured or Disclosed at Fair Value on a Recurring Basis

As of December 31, 2024 and 2025, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure
		at December 31, 2024 using
		Quoted prices in		Significant
	Total fair value at	active market for	Significant other	unobservable
	December 31,	identical assets	observable inputs	inputs
	2024	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Liabilities
Purchase consideration payables	15,725	—	—	15,725	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,525	—	—	17,525	—

		Fair value measurement or disclosure
		at December 31, 2025 using
		Quoted prices in		Significant
	Total fair value at	active market for	Significant other	unobservable
	December 31,	identical assets	observable inputs	inputs
	2025	(Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Assets
Equity investments without readily determinable fair value	29,301	—	—	29,301	—
Total	29,301	—	—	29,301	—

Liabilities
Purchase consideration payables	15,816	—	—	15,816	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,616	—	—	17,616	—